Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
2/28/21 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
G.O. Notes — General Obligation Notes
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed

MUNICIPAL BONDS AND NOTES (91.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.7%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A2	$100,000	$108,548
Jefferson, Cnty. Rev. Bonds, (Warrents), 5.00%, 9/15/29	AA	100,000	121,782

			230,330
Alaska (0.9%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	100,000	126,510

			126,510
Arizona (0.2%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	25,000	25,192

			25,192
California (10.4%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	105,000	110,273
CA State Muni. Fin. Auth. Rev. Bonds
(Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	160,000	192,014
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/35	A-/F	175,000	195,353
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), Ser. C, 3.25%, 12/1/27	A-	150,000	163,191
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	111,333
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/36	Aa3	200,000	236,904
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	200,000	200,344
San Bernardino Cnty., FRB, Ser. C, 0.353%, 8/1/23	AA+	200,000	198,504

			1,407,916
Colorado (2.4%)
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 1.129%, 9/1/39	A2	100,000	100,033
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	Baa2	100,000	120,102
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	106,822

			326,957
Connecticut (0.9%)
CT State Special Tax, 5.00%, 5/1/34	A+	100,000	127,862

			127,862
District of Columbia (1.4%)
DC Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	191,029

			191,029
Florida (4.3%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A-	100,000	124,526
Jacksonville, Port Auth. Rev. Bonds, 4.50%, 11/1/32 (Prerefunded 11/1/22)	A2	300,000	319,080
Miami-Dade Cnty., Aviation Rev. Bonds, 5.00%, 10/1/29	A2	115,000	131,572

			575,178
Georgia (3.4%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	100,000	102,440
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	100,000	110,765
Main Street Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/21	A2	50,000	50,084
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/21	A3	200,000	201,924

			465,213
Illinois (11.1%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	80,415
Chicago, Board of Ed. G.O. Bonds
Ser. E, 5.00%, 12/1/21	BB-	50,000	51,588
(School Reform), Ser. A, NATL, zero %, 12/1/21	Baa2	100,000	99,457
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/23	A	100,000	108,400
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	58,125
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	120,829
IL State G.O. Bonds
5.00%, 2/1/26	Baa3	100,000	114,658
Ser. D, 5.00%, 11/1/25	Baa3	125,000	142,138
5.00%, 7/1/23	Baa3	50,000	54,296
Ser. D, 5.00%, 11/1/21	Baa3	150,000	154,019
Ser. A, 5.00%, 4/1/21	Baa3	100,000	100,351
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	115,777
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	48,501
IL State Sales Tax Rev. Bonds, Ser. C, 4.00%, 6/15/30	BBB	100,000	109,841
Northern IL U. Rev. Bonds, Ser. B, BAM, 5.00%, 4/1/25	AA	100,000	115,723
Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 5.25%, 6/1/21	A	20,000	20,241

			1,494,359
Indiana (0.8%)
Whiting, Env. Fac. Mandatory Put Bonds (11/1/22), (BP Products North America, Inc.), 5.00%, 11/1/45	A1	100,000	107,499

			107,499
Kentucky (3.4%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A, 5.00%, 3/1/28	A-	195,000	236,352
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	221,402

			457,754
Louisiana (1.7%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, Ser. A, 5.00%, 7/1/48	A+/F	200,000	234,924

			234,924
Maryland (0.9%)
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	100,000	124,201

			124,201
Michigan (1.9%)
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	BB+	240,000	263,275

			263,275
Minnesota (0.3%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	35,000	36,895

			36,895
Mississippi (0.7%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	100,000	100,435

			100,435
Nevada (1.9%)
Clark Cnty., School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 6/15/36	AA	200,000	234,536
Las Vegas, Special Assmt. Bonds, (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	15,000	16,491

			251,027
New Jersey (3.4%)
Newark, G.O. Notes, 3.50%, 7/27/21	BBB/P	250,000	253,240
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. B, 5.00%, 11/1/26	Baa1	100,000	120,201
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, 5.00%, 9/15/23	Baa1	75,000	83,119

			456,560
New Mexico (2.2%)
Farmington, Poll. Control
Mandatory Put Bonds (10/1/21), (Public Svcs. Co. of NM), 1.875%, 4/1/33	Baa2	100,000	100,919
Mandatory Put Bonds (6/1/22), (Public Service Co. of NM), 1.20%, 6/1/40	Baa2	200,000	201,110

			302,029
New York (9.6%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	100,000	114,594
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	325,000	323,931
Metro. Trans. Auth. Rev. Bonds
Ser. B-2B, 5.00%, 5/15/21	A1	100,000	100,877
Ser. C-1, 4.00%, 11/15/34	A3	100,000	110,802
Port Auth. of NY & NJ Rev. Bonds
Ser. 193RD, 5.00%, 10/15/35	Aa3	200,000	233,390
Ser. 221, 4.00%, 7/15/38	Aa3	250,000	286,135
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	121,315

			1,291,044
North Carolina (1.0%)
NC State Tpk. Auth. Rev. Bonds, (Monroe Expressway Syst.), 5.00%, 7/1/33(WIS)	Aa1	100,000	133,439

			133,439
Ohio (3.2%)
Carlisle, Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/31	AA	100,000	109,936
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/26	A1	165,000	151,193
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/23	A	50,000	55,458
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	117,092

			433,679
Pennsylvania (6.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	243,038
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	113,844
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Ba1	40,000	40,719
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	150,000	183,362
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	150,000	178,959
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	54,599

			814,521
Puerto Rico (2.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, NATL, 5.50%, 7/1/29	Baa2	30,000	33,409
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	140,000	152,464
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. N, AMBAC, 5.50%, 7/1/29	C	25,000	28,160
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. A, AMBAC, zero %, 7/1/29	C	130,000	91,744

			305,777
South Carolina (0.8%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. B, 5.00%, 12/1/38	A2	100,000	110,372

			110,372
Texas (11.1%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
4.00%, 12/1/31	AAA	200,000	226,046
4.00%, 12/1/31	AAA	165,000	190,874
Central TX Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/37	A-	200,000	240,608
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	292,625
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A	200,000	209,552
Georgetown, G.O. Bonds, 4.00%, 8/15/33	AA+	285,000	328,625

			1,488,330
Utah (1.3%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 4.00%, 10/15/28	BBB-/F	140,000	164,683

			164,683
Washington (2.6%)
Port of Seattle Rev. Bonds, 5.00%, 4/1/38	A1	200,000	241,472
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.179%, 1/1/42	A+	100,000	100,460

			341,932

Total municipal bonds and notes (cost $11,944,780)			$12,388,922

SHORT-TERM INVESTMENTS (7.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	1,055,346	$1,055,346

Total short-term investments (cost $1,055,346)		$1,055,346
TOTAL INVESTMENTS

Total investments (cost $13,000,126)		$13,444,268

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $13,501,479.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(WIS)	When-issued security (Note 1).
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/21
	Short-term investments
	Putnam Short Term Investment Fund*	$697,325	$2,347,633	$1,989,612	$137	$1,055,346

	Total Short-term investments	$697,325	$2,347,633	$1,989,612	$137	$1,055,346
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $135,466 to cover the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.03%, 0.12% and 0.19%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	13.3%
	Education	12.7
	Healthcare	12.6
	Local debt	12.6
	Utilities	12.0
	State debt	10.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$12,388,922	$—
Short-term investments	—	1,055,346	—

Totals by level	$—	$13,444,268	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com